Fair Value Measurement - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Fair Value Measurement
Equity securities without readily determinable fair value	¥ 730,644		¥ 558,004
Equity securities without readily determinable fair value, impairment charges	0		7,200	¥ 0
Equity method investments, impairment loss	0		0	0
Impairment loss of property, plant and equipment	0	$ 0	0	27,388
Inventory write-down	¥ 129,798		¥ 592,545	¥ 0